Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of other assets
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$ 301	$ 309
Long-term receivables	176	129
Patents and licenses, net	30	33
Unrealized gain on cash flow hedges [note 21]	15	40
Other, net [note 7]	72	107
Total other assets	$ 594	$ 618